OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2017
ORDINARY SHARES [Abstract]
Schedule Of Comprehensive Income (Loss)
Movement of accumulated other comprehensive income is as follow:

	Foreign	Unrealized
	currency	gain (loss) on
	translation	available-for-sale
	adjustments	investments	Total

Balance as of December 31, 2014	$9,267	$(1,493)	$7,774

Exchange difference	(7,777)	37,127	29,350

Balance as of December 31, 2015	$1,490	$35,634	$37,124

Exchange difference	(10,994)	(19,247)	(30,241)

Balance as of December 31, 2016	$(9,504)	$16,387	$6,883

Exchange difference	9,585	648	10,233

Balance as of December 31, 2017	$81	$17,035	$17,116